FINANCIAL INSTRUMENTS (Details 1) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 396	$ 160
Other payables	1,545	2,285
Total	$ 1,941	$ 2,445